Mineral Properties, Plant and Equipment, Exploration and Evaluation - Schedule of Mineral Properties Plant and Equipment Exploration and Evaluation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	$ 228,349
Depreciation and depletion	9,170	$ 8,600	$ 4,641
Mineral properties plant and equipment exploration and evaluation	148,877	228,349
Cost
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	516,219	413,430
Expenditures	55,325	28,950
Change in reclamation obligation	(3,240)	2,426
Mineral properties plant and equipment exploration and evaluation	568,861	516,219	413,430
Cost | Adjustment on Initial Application of IFRS 16
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	557
Cost | Rye Patch Acquisition
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Rye Patch acquisition		71,413
Accumulated Depreciation, Depletion, Disposals and Impairment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	287,870	264,306
Depreciation and depletion	8,813	14,601
Disposals	3,783
Impairment	119,518	8,963
Mineral properties plant and equipment exploration and evaluation	419,984	287,870	264,306
Mineral Properties
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	71,336
Mineral properties plant and equipment exploration and evaluation	38,540	71,336
Mineral Properties | Cost
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	242,662	190,670
Expenditures	140	8,850
Change in reclamation obligation	(3,240)	2,426
Mineral properties plant and equipment exploration and evaluation	239,562	242,662	190,670
Mineral Properties | Cost | Rye Patch Acquisition
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Rye Patch acquisition		40,716
Mineral Properties | Accumulated Depreciation, Depletion, Disposals and Impairment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	171,326	162,035
Depreciation and depletion	3,355	9,291
Impairment	26,341
Mineral properties plant and equipment exploration and evaluation	201,022	171,326	162,035
Plant and Equipment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	49,064
Mineral properties plant and equipment exploration and evaluation	75,457	49,064
Plant and Equipment | Cost
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	156,930	121,575
Expenditures	51,941	4,658
Mineral properties plant and equipment exploration and evaluation	209,428	156,930	121,575
Plant and Equipment | Cost | Adjustment on Initial Application of IFRS 16
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	557
Plant and Equipment | Cost | Rye Patch Acquisition
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Rye Patch acquisition		30,697
Plant and Equipment | Accumulated Depreciation, Depletion, Disposals and Impairment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	107,866	93,593
Depreciation and depletion	5,458	5,310
Disposals	3,783
Impairment	16,864	8,963
Mineral properties plant and equipment exploration and evaluation	133,971	107,866	93,593
Exploration and Evaluation
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	107,949
Mineral properties plant and equipment exploration and evaluation	34,880	107,949
Exploration and Evaluation | Cost
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	116,627	101,185
Expenditures	3,244	15,442
Mineral properties plant and equipment exploration and evaluation	119,871	116,627	101,185
Exploration and Evaluation | Accumulated Depreciation, Depletion, Disposals and Impairment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	8,678	8,678
Impairment	76,313
Mineral properties plant and equipment exploration and evaluation	$ 84,991	$ 8,678	$ 8,678